The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                                   Filed Pursuant to Rule 497(a)
                                                             File Nos. 33-17463
                                                                       811-05344

                  SUBJECT TO COMPLETION, DATED DECEMBER 4, 2003

                                                               DECEMBER __, 2003




                               WILLIAM BLAIR FUNDS

                                ________________


                            CLASS N SHARES PROSPECTUS

                            SMALL-MID CAP GROWTH FUND

                                ________________


This prospectus contains important information about the Small-Mid Cap Growth Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N shares of the Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606


                                TABLE OF CONTENTS

Summary.....................................................................1
Investment Objective and Principal Investment Strategies....................3
Investment Risks............................................................5
Management of the Fund......................................................6
Your Account................................................................7
         Class N Shares.....................................................7
         How to Buy Shares (By Mail, by Wire or by Telephone)...............7
         How to Sell Shares (By Mail, by Wire or by Telephone)..............8
         How to Exchange Shares (By Mail or by Telephone)...................9
         Dividends and Distributions.......................................10
         Taxes.............................................................10
Shareholder Services and Account Policies..................................12
Determination of Net Asset Value...........................................14
Investment Glossary........................................................15
Privacy Policy.............................................................17
For More Information.......................................................18

                                     SUMMARY
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund's investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are more volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies. New companies in which the Fund invests may be undercapitalized and may have inexperienced management.

THE FUND INVOLVES A HIGHER LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE. You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund may charge a redemption fee of 1.00% of the value of the shares sold within 60 days of their purchase, in order to compensate the Fund for expenses directly related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

SHAREHOLDER FEES are fees paid directly from your investment.

         Redemption fee on shares held less than 60 days.............. 1.00%
         Redemption fee on shares held 60 days or more................ None

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets:

         Management Fee..................................................__%
         Distribution (Rule 12b-1) Fee...................................25%
         Other Expenses(1)...............................................__%

             Total Annual Fund Operating Expenses (without waiver).......__%(2)
             Expense Waiver..............................................__%

                  Net Expenses (with waiver).............................__%

------------------
(1) "Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until December __, 2003.

(2) The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at ____% of average daily net assets until April 30, 2004; the Advisor may continue to waive fees thereafter. For a period of five years subsequent to the date fees were waived or expenses were reimbursed, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below ___%.

EXAMPLE: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR       3 YEARS
                              ------       -------

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

The Small-Mid Cap Growth Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Small-Mid Cap Growth Fund is intended for long-term investors. Of course, there can be no assurance that the Fund will achieve its objective.

GOAL AND PRINCIPAL STRATEGIES

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund's investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

INVESTMENT PROCESS

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria:

         A LEADER IN THE FIELD. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

         UNIQUE OR SPECIALTY COMPANY. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

         QUALITY PRODUCTS OR SERVICES. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

         MARKETING CAPABILITY. The company should have a distinctive capability in sales, service or distribution.

         VALUE TO CUSTOMER. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

         INDUSTRY GROWTH. The company participates in an industry expected to grow rapidly due to economic factors or technological change.

         CONSERVATIVE FINANCIAL POLICIES AND ACCOUNTING PRACTICES. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

         STRONG MANAGEMENT. The company should have management with a proven track record.

The Fund may invest in new companies through initial public offerings ("IPOs"). When the Fund is small in size, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. As the Fund grows, the effect of IPO investments may not be as significant.

ADDITIONAL STRATEGIES

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

PORTFOLIO MANAGEMENT

The Fund is co-managed by Karl W. Brewer, Harvey H. Bundy and Robert C.
Lanphier.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department's Small Cap Team. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Harvey H. Bundy, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He has been with the firm since 1968. He is an analyst and portfolio manager, and a member of the Investment Management Department's Small-Mid and Mid Cap Growth Teams. Previously he served as the Director of Research, was a member of the Executive Committee for nearly 10 years and has spent more than 15 years as an analyst. Education: A.B., Yale University; M.B.A., Amos Tuck School of Business Administration of Dartmouth.

Robert C. Lanphier, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He has been with the firm since 1987. He is an analyst and portfolio manager, and a member of the Investment Management Department's Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

                                INVESTMENT RISKS
-------------------------------------------------------------------------------

General. Because the Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small companies, often referred to as "micro-cap" companies. The Advisor currently defines "micro-cap" companies as those with market capitalizations of $300 million or less at the time of a Fund's investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies. The Fund may invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. The Fund may buy securities of new companies through initial public offerings ("IPOs") or private placements. The IPOs are subject to high volatility and are of limited availability; the Fund's ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

Liquidity. The Fund may invest in private placements. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Foreign Investments. The Fund may invest to a limited extent in foreign investments. The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                             MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

TRUSTEES, OFFICERS AND ADVISOR. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 65 years ago by William McCormick Blair. Today, the firm has over 167 principals and 850 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages nearly $14 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 33 portfolio managers, supported by over 25 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940.

The Fund pays the Advisor a monthly investment management fee of ___% of the Fund's average net assets. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund's expense ratio at ___% until April 30, 2004.

CUSTODIAN. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                  YOUR ACCOUNT
-------------------------------------------------------------------------------

CLASS N SHARES
The Class N shares offered herein are offered only to investors who acquire the shares directly through the Trust's distributor or through a select number of financial intermediaries with whom the distributor has entered into the selling agreements specifically authorizing them to sell Class N shares.

William Blair Funds has adopted a plan under Rule 12b-1 of the Investment Company Act that provides for a fee of 0.25% of the Fund's average net assets payable to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers.

HOW TO BUY SHARES (BY MAIL, BY WIRE OR BY TELEPHONE)
MINIMUM INVESTMENTS. To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $3,000. To add to an account, the minimum subsequent investment is generally $1,000. The Fund may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

PURCHASE PRICE. All Class N shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

NOTE: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

RIGHT TO REJECT YOUR PURCHASE ORDER. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of billing and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

BY MAIL

OPENING AN ACCOUNT. To open a new account by mail, make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P. O. Box 8506, Boston, Massachusetts 02266-8506.

ADDING TO AN ACCOUNT. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds" and mail with a leter that specifies the Fund name, the account number and name(s) in which the account is registered to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

BY WIRE

OPENING AN ACCOUNT: First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

         State Street Bank and Trust Co.
         ABA # 011000028
         DDA # 99029340
         Attn:  Custody & Shareholder Services
         225 Franklin Street
         Boston, Massachusetts 02110

Include the Fund's name, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

ADDING TO AN ACCOUNT. To add to your account by wire, instruct your bank to wire federal funds to:

         State Street Bank and Trust Co.
         ABA # 011000028
         DDA # 99029340
         Attn:  Custody & Shareholder Services
         225 Franklin Street
         Boston, Massachusetts 02110

In your request, specify the Fund's name, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

BY TELEPHONE

OPENING AN ACCOUNT.  See "By Wire."

ADDING TO AN ACCOUNT. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (BY MAIL, BY WIRE OR BY TELEPHONE)
You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

BY MAIL

To redeem shares by mail, a written redemption request signed by all account owners to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

WRITTEN REDEMPTION REQUESTS MUST INCLUDE:

         -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and
         -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

BY WIRE

To redeem some or all of your shares in the Fund by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

BY TELEPHONE

TO REDEEM SHARES BY TELEPHONE, YOU MUST HAVE ELECTED THIS OPTION ON YOUR ACCOUNT APPLICATION. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

NOTE: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

SIGNATURE GUARANTEES. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

         --       you wish to redeem shares having a value of $5,000 or more in a single transaction;
         --       your account registration has changed; or
         --       you want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

SIGNATURE GUARANTEES, IF REQUIRED, MUST APPEAR ON THE WRITTEN REDEMPTION REQUEST AND ON ANY ENDORSED STOCK CERTIFICATE OR STOCK POWER.

REDEMPTION PRICE. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

PAYMENT FOR REDEEMED SHARES. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

DELAYED PROCEEDS. The Trust reserves the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section. In addition, redemption of shares from a Fund, within 60 days of purchase may be subject to a 1.00% redemption fee.

REDEMPTIONS IN KIND. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

AUTOMATIC REDEMPTION OF SMALL ACCOUNTS. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, THE MINIMUM IS $5,000 PER ACCOUNT. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (BY MAIL OR BY TELEPHONE)
Subject to the following limitations, you may exchange shares of Class N shares of the Fund into Class N shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Only four (4) exchanges from a William Blair Fund are allowed within any 12-month period. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy").

BY MAIL

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P. O. Box 8506, Boston, Massachusetts 02266-8506.

BY TELEPHONE

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS. The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed along to shareholders as income dividends as long as expenses do not exceed income.

CAPITAL GAIN DISTRIBUTIONS. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed along to shareholders as capital gain distributions.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

WHEN DIVIDENDS ARE PAID

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

TAXES ON DISTRIBUTIONS. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends and short-term capital gains distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gains. It is anticipated that a portion of the ordinary income dividends for the Fund will be eligible for the dividends-received deduction available for corporate shareholders.

TAXES ON TRANSACTIONS. Redemptions of Fund shares and exchanges for shares of other William Blair Funds are treated as a sale of such shares and are subject to taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be treated as a dividend taxed at ordinary income tax rates, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Internal Revenue Code (the "Code") resulting in a postponement of the recognition of such loss for Federal income tax purposes.

"BUYING A DIVIDEND." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR ABOUT THE APPLICATION OF THE PROVISIONS OF THE TAX LAW IN LIGHT OF THEIR PARTICULAR SITUATION.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                   SHAREHOLDER SERVICES AND ACCOUNT POLICIES
-------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

AUTOMATIC SWEEP PROGRAM. You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

DIVIDEND OPTIONS. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

         1. AUTOMATIC DIVIDEND REINVESTMENT PLAN. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

         2. CASH-DIVIDEND PLAN. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

         3. AUTOMATIC DEPOSIT OF DIVIDENDS. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

AUTOMATIC INVESTMENT PLAN. On your account application, you may authorize State Street to automatically withdraw an amount of money (MINIMUM $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

SYSTEMATIC WITHDRAWAL PLAN. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the MINIMUM WITHDRAWAL IS $250 PER MONTH. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

RETIREMENT PLANS. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

         --       participation is voluntary;

         -- you may terminate or change a plan at any time without penalty or charge from the Fund;

         -- the Fund will pay any additional expenses that they incur in connection with such plans;

         -- on your account application, you may select a plan or plans in which to invest;

         -- additional forms and further information may be obtained by writing or calling the Fund;

         -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

         -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

         -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

WRITTEN CONFIRMATIONS. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

USE OF INTERMEDIARIES. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

TRANSFER OF SHARES. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

SUSPENSION OF OFFERING. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

CONSULTATION WITH A PROFESSIONAL TAX ADVISOR IS RECOMMENDED, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

SHAREHOLDER RIGHTS. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

HOUSEHOLDING. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                        DETERMINATION OF NET ASSET VALUE
-------------------------------------------------------------------------------

WHEN AND HOW NET ASSET VALUE ("NAV") IS DETERMINED

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

HOW THE MARKET VALUE OF FUND SECURITIES IS DETERMINED

DOMESTIC EQUITY SECURITIES. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

FOREIGN EQUITY SECURITIES. The value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

FIXED-INCOME SECURITIES. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

OTHER SECURITIES AND ASSETS. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                               INVESTMENT GLOSSARY
-------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see the Statement of Additional Information.

BORROWING. The Fund may borrow money from banks for limited purposes to the extent allowable under the Investment Company Act of 1940 (the "1940 Act"). Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

CONCENTRATION. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

DEPOSITORY RECEIPTS. The Fund may invest in foreign issuers through American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities.

DIVERSIFICATION. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

EQUITY SECURITIES. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

ILLIQUID SECURITIES. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

INVESTMENT COMPANIES. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

PORTFOLIO TURNOVER RATE. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

REAL ESTATE INVESTMENT TRUSTS. Although the Fund currently does not invest primarily in real estate investment trusts ("REITs"), the Fund may invest in REITs. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of an investment in that REIT.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                                 PRIVACY POLICY
-------------------------------------------------------------------------------

The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Fund) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

         o Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

         o Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Fund each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

              This privacy statement is not part of the Prospectus.

FOR MORE INFORMATION

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call:  1-800-635-2886
(In Massachusetts 1-800-635-2840)

BY MAIL
Write to:

         William Blair Funds
         222 West Adams Street
         Chicago, Illinois 60606

         or

         STATE STREET BANK AND TRUST COMPANY
         (the Funds' Transfer Agent)
         P.O. Box 8506
         Boston, MA 02266-8506

ON THE INTERNET

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com

WILLIAM BLAIR FUNDS
Investment Company Act File No.: 811-5344                     December __, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                                   Filed Pursuant to Rule 497(a)
                                                             File Nos. 33-17463
                                                                       811-05344


                  SUBJECT TO COMPLETION, DATED DECEMBER 4, 2003

                                                               DECEMBER __, 2003




                               WILLIAM BLAIR FUNDS

                                ________________


                            CLASS I SHARES PROSPECTUS

                            SMALL-MID CAP GROWTH FUND

                                ________________


This prospectus contains important information about the Small-Mid Cap Growth Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class I shares of the Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                                TABLE OF CONTENTS

Summary  .....................................................................1
Investment Objective and Principal Investment Strategies......................3
Investment Risks..............................................................5
Management of the Fund........................................................6
Your Account..................................................................7
         Class I Shares.......................................................7
         How to Buy Shares (By Mail, by Wire or by Telephone).................7
         How to Sell Shares (By Mail, by Wire or by Telephone)................8
         How to Exchange Shares (By Mail or by Telephone).....................9
         Dividends and Distributions.........................................10
         Taxes    ...........................................................10
Shareholder Services and Account Policies....................................12
Determination of Net Asset Value.............................................14
Investment Glossary..........................................................15
Privacy Policy...............................................................17
For More Information.........................................................18

                                     SUMMARY
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund's investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are more volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies. New companies in which the Fund invests may be undercapitalized and may have inexperienced management.

THE FUND INVOLVES A HIGHER LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE. You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund.

SHAREHOLDER FEES are fees paid directly from your investment.

         Redemption fee on shares held less than 60 days.........  1.00%
         Redemption fee on shares held 60 days or more...........  None

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets:

         Management Fee...................................................__%
         Distribution (Rule 12b-1) Fee....................................None
         Other Expenses(1)................................................__%

             Total Annual Fund Operating Expenses (without waiver)........__%(2)
             Expense Waiver...............................................__%

                  Net Expenses (with waiver)..............................__%

-----------------------
(1) "Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until December __, 2003.
(2) The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at ____% of average daily net assets until April 30, 2004; the Advisor may continue to waive fees thereafter. For a period of five years subsequent to the date fees were waived or expenses were reimbursed, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below ___%.

EXAMPLE: This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR       3 YEARS
                                 ------       -------

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

The Small-Mid Cap Growth Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Small-Mid Cap Growth Fund is intended for long-term investors. Of course, there can be no assurance that the Fund will achieve its objective.

GOAL AND PRINCIPAL STRATEGIES

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund's investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

INVESTMENT PROCESS

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria:

         A LEADER IN THE FIELD. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

         UNIQUE OR SPECIALTY COMPANY. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

         QUALITY PRODUCTS OR SERVICES. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

         MARKETING CAPABILITY. The company should have a distinctive capability in sales, service or distribution.

         VALUE TO CUSTOMER. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

         INDUSTRY GROWTH. The company participates in an industry expected to grow rapidly due to economic factors or technological change.

         CONSERVATIVE FINANCIAL POLICIES AND ACCOUNTING PRACTICES. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

         STRONG MANAGEMENT. The company should have management with a proven track record.

The Fund may invest in new companies through initial public offerings ("IPOs"). When the Fund is small in size, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. As the Fund grows, the effect of IPO investments may not be as significant.

ADDITIONAL STRATEGIES

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

PORTFOLIO MANAGEMENT

The Fund is co-managed by Karl W. Brewer, Harvey H. Bundy and Robert C.
Lanphier.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department's Small Cap Team. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Harvey H. Bundy, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He has been with the firm since 1968. He is an analyst and portfolio manager, and a member of the Investment Management Department's Small-Mid Cap and Mid Cap Growth Teams. Previously he served as the Director of Research, was a member of the Executive Committee for nearly 10 years and has spent more than 15 years as an analyst. Education: A.B., Yale University; M.B.A., Amos Tuck School of Business Administration of Dartmouth.

Robert C. Lanphier, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He has been with the firm since 1987. He is an analyst and portfolio manager, and a member of the Investment Management Department's Small-Mid Cap and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

                                INVESTMENT RISKS
-------------------------------------------------------------------------------

General. Because the Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small companies, often referred to as "micro-cap" companies. The Advisor currently defines "micro-cap" companies as those with market capitalizations of $300 million or less at the time of a Fund's investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies. The Fund may invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. The Fund may buy securities of new companies through initial public offerings ("IPOs") or private placements. The IPOs are subject to high volatility and are of limited availability; the Fund's ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

Liquidity. The Fund may invest in private placements. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Foreign Investments. The Fund may invest to a limited extent in foreign investments. The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                             MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

TRUSTEES, OFFICERS AND ADVISOR. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 65 years ago by William McCormick Blair. Today, the firm has over 167 principals and 850 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages nearly $14 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 33 portfolio managers, supported by over 25 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940.

The Fund pays the Advisor a monthly investment management fee of ___% of the Fund's average net assets. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund's expense ratio at ___% until April 30, 2004.

CUSTODIAN. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                  YOUR ACCOUNT
-------------------------------------------------------------------------------

CLASS I SHARES

Class I shares are available for purchase exclusively by the following categories of investors:

         o institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with $500,000 or more invested in the William Blair Funds. Purchases may be aggregated; and

         o advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.

HOW TO BUY SHARES (BY MAIL, BY WIRE OR BY TELEPHONE)
PURCHASE PRICE. The Fund is sold at its public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

NOTE: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

RIGHT TO REJECT YOUR PURCHASE ORDER. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of billing and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

BY MAIL

OPENING AN ACCOUNT. To open a new account by mail, make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P. O. Box 8506, Boston, Massachusetts 02266-8506.

ADDING TO AN ACCOUNT. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds" and mail with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

BY WIRE

OPENING AN ACCOUNT: First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

         State Street Bank and Trust Co.
         ABA # 011000028
         DDA # 99029340
         Attn:  Custody & Shareholder Services
         225 Franklin Street
         Boston, Massachusetts 02110

Include the Fund's name, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

ADDING TO AN ACCOUNT. To add to your account by wire, instruct your bank to wire federal funds to:

         State Street Bank and Trust Co.
         ABA # 011000028
         DDA # 99029340
         Attn:  Custody & Shareholder Services
         225 Franklin Street
         Boston, Massachusetts 02110

In your request, specify the Fund's name, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

BY TELEPHONE

OPENING AN ACCOUNT.  See "By Wire."

ADDING TO AN ACCOUNT. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (BY MAIL, BY WIRE OR BY TELEPHONE)
You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

BY MAIL

To redeem shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

WRITTEN REDEMPTION REQUESTS MUST INCLUDE:

         -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and

         -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

BY WIRE

To redeem some or all of your shares in the Fund by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

BY TELEPHONE

TO REDEEM SHARES BY TELEPHONE, YOU MUST HAVE ELECTED THIS OPTION ON YOUR ACCOUNT APPLICATION. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

NOTE: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

SIGNATURE GUARANTEES. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

         -- You wish to redeem shares having a value of $5,000 or more in a single transaction;

         --       Your account registration has changed; or

         -- You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

SIGNATURE GUARANTEES, IF REQUIRED, MUST APPEAR ON THE WRITTEN REDEMPTION REQUEST AND ON ANY ENDORSED STOCK CERTIFICATE OR STOCK POWER.

REDEMPTION PRICE. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

PAYMENT FOR REDEEMED SHARES. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

DELAYED PROCEEDS. The Trust reserves the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section. In addition, redemption of shares from the Fund, within 60 days of purchase may be subject to a 1.00% redemption fee.

REDEMPTIONS IN KIND. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

AUTOMATIC REDEMPTION OF SMALL ACCOUNTS. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (BY MAIL OR BY TELEPHONE)
Subject to the following limitations, you may exchange shares of Class I shares of the Fund into Class I shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Only four (4) exchanges from a William Blair Fund are allowed within any 12-month period. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy").

BY MAIL

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to William Blair Funds, Attention: Exchange Department, P. O. Box 8506, Boston, Massachusetts 02266-8506.

BY TELEPHONE

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS. The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed along to shareholders as income dividends as long as expenses do not exceed income.

CAPITAL GAIN DISTRIBUTIONS. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed along to shareholders as capital gain distributions.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

WHEN DIVIDENDS ARE PAID

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

TAXES ON DISTRIBUTIONS. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends and short-term capital gains distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gains. It is anticipated that a portion of the ordinary income dividends for the Fund will be eligible for the dividends-received deduction available for corporate shareholders.

TAXES ON TRANSACTIONS. Redemptions of Fund shares and exchanges for shares of other William Blair Funds are treated as a sale of such shares and are subject to taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be treated as a dividend taxed at ordinary income tax rates, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Internal Revenue Code (the "Code") resulting in a postponement of the recognition of such loss for Federal income tax purposes.

"BUYING A DIVIDEND." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR ABOUT THE APPLICATION OF THE PROVISIONS OF THE TAX LAW IN LIGHT OF THEIR PARTICULAR SITUATION.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
-------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

AUTOMATIC SWEEP PROGRAM. You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

DIVIDEND OPTIONS. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

         1. AUTOMATIC DIVIDEND REINVESTMENT PLAN. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

         2. CASH-DIVIDEND PLAN. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

         3. AUTOMATIC DEPOSIT OF DIVIDENDS. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

AUTOMATIC INVESTMENT PLAN. On your account application, you may authorize State Street to automatically withdraw an amount of money (MINIMUM $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

SYSTEMATIC WITHDRAWAL PLAN. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the MINIMUM WITHDRAWAL IS $250 PER MONTH. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

RETIREMENT PLANS. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

         --       participation is voluntary;

         -- you may terminate or change a plan at any time without penalty or charge from the Fund;

         -- the Fund will pay any additional expenses that they incur in connection with such plans;

         -- on your account application, you may select a plan or plans in which to invest;

         -- additional forms and further information may be obtained by writing or calling the Fund;

         -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

         -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

         -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

WRITTEN CONFIRMATIONS. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

USE OF INTERMEDIARIES. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

TRANSFER OF SHARES. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

SUSPENSION OF OFFERING. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

CONSULTATION WITH A PROFESSIONAL TAX ADVISOR IS RECOMMENDED, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

SHAREHOLDER RIGHTS. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

HOUSEHOLDING. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                        DETERMINATION OF NET ASSET VALUE
-------------------------------------------------------------------------------

WHEN AND HOW NET ASSET VALUE ("NAV") IS DETERMINED

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

HOW THE MARKET VALUE OF FUND SECURITIES IS DETERMINED

DOMESTIC EQUITY SECURITIES. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

FOREIGN EQUITY SECURITIES. The value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

FIXED-INCOME SECURITIES. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

OTHER SECURITIES AND ASSETS. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                               INVESTMENT GLOSSARY
-------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see the Statement of Additional Information.

BORROWING. The Fund may borrow money from banks for limited purposes to the extent allowable under the Investment Company Act of 1940 (the "1940 Act"). Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

CONCENTRATION. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

DEPOSITORY RECEIPTS. The Fund may invest in foreign issuers through American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities.

DIVERSIFICATION. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

EQUITY SECURITIES. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

ILLIQUID SECURITIES. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

INVESTMENT COMPANIES. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

PORTFOLIO TURNOVER RATE. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

REAL ESTATE INVESTMENT TRUSTS. Although the Fund currently does not invest primarily in real estate investment trusts ("REITs"), the Fund may invest in REITs. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of an investment in that REIT.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                                 PRIVACY POLICY
-------------------------------------------------------------------------------

The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Fund) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

         o Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

         o Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Fund each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

              This privacy statement is not part of the Prospectus.

FOR MORE INFORMATION

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call:  1-800-635-2886
(In Massachusetts 1-800-635-2840)

BY MAIL
Write to:

         William Blair Funds
         222 West Adams Street
         Chicago, Illinois 60606

         or

         STATE STREET BANK AND TRUST COMPANY
         (the Funds' Transfer Agent)
         P.O. Box 8506
         Boston, MA 02266-8506

ON THE INTERNET

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com

WILLIAM BLAIR FUNDS
Investment Company Act File No.: 811-5344                      December __, 2003